INCOME TAXES - The effective income tax rate Prior to the adoption of ASU 2023-09 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Income (loss) before provision of income tax	$ (451,947,311)	$ 4,757,327	$ 2,942,057
HK statutory income tax rate	21.00%
Income tax at statutory tax rate	$ (94,908,935)	784,959	485,439
Tax rate differential		(632,438)	(665,420)
Change in valuation allowance	19,501,383	(152,521)	179,981
Total income tax expense	842,023
Hong Kong
INCOME TAXES
Income (loss) before provision of income tax	$ (79,214,144)	$ 924,372	$ (1,090,792)
HK statutory income tax rate	16.50%	16.50%	16.50%